CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]
Current assets
Cash and cash equivalents	$ 1,045,000	$ 523,000	$ 6,034,000	$ 1,243,000	$ 1,114,000
Accounts receivable - related party	9,715,000	0
Deferred offering costs	361,000	0
Accounts receivable - trade, net			320,609,000	371,333,000	213,282,000
Derivative instruments			186,716,000	350,695,000	255,063,000
Assets held for sale			218,849,000	0
Other current assets			67,273,000	88,157,000	80,734,000
Total current assets	11,121,000	523,000	799,481,000	811,428,000	550,193,000
Noncurrent assets
Deferred income tax	1,261,000	0		(6,307,000)	(4,651,000)
Investment in Linn Energy, LLC	1,175,324,000	1,221,817,000
Oil and natural gas properties (successful efforts method)			11,546,100,000	11,611,330,000	7,835,650,000
Less accumulated depletion and amortization			(2,174,273,000)	(2,025,656,000)	(1,033,617,000)
Oil and natural gas properties, successful efforts method, net			9,371,827,000	9,585,674,000	6,802,033,000
Other property and equipment			499,727,000	469,188,000	197,235,000
Less accumulated depreciation			(82,332,000)	(73,721,000)	(48,024,000)
Other property and equipment, net			417,395,000	395,467,000	149,211,000
Derivative instruments			507,620,000	530,216,000	321,840,000
Other noncurrent assets			123,502,000	128,453,000	105,577,000
Noncurrent assets, excluding property, total			631,122,000	658,669,000	427,417,000
Total noncurrent assets	1,176,585,000	1,221,817,000	10,420,344,000	10,639,810,000	7,378,661,000
Total assets	1,187,706,000	1,222,340,000	11,219,825,000	11,451,238,000	7,928,854,000
Current liabilities
Accounts payable	9,715,000	0
Accounts payable and accrued expenses			662,687,000	707,861,000	332,167,000
Derivative instruments			9,120,000	26,000	14,060,000
Other accrued liabilities			145,047,000	115,245,000	75,898,000
Total current liabilities	9,715,000	0	816,854,000	823,132,000	422,125,000
Noncurrent liabilities
Deferred income tax	0	13,559,000
Credit facility			1,335,000,000	1,180,000,000	940,000,000
Senior notes, net			4,858,991,000	4,857,817,000	3,053,657,000
Derivative instruments			2,609,000	4,114,000	3,503,000
Other noncurrent liabilities			160,935,000	158,995,000	80,659,000
Total noncurrent liabilities	0	13,559,000	6,357,535,000	6,200,926,000	4,077,819,000
Noncurrent deferred income tax		13,559,000
Commitments and contingencies (Note 11)
Equity
235,073,968 units, 234,513,243 units and 177,364,558 units issued and outstanding at March 31,2013, December 31, 2012, and December 31, 2011, respectively			3,976,381,000	4,136,240,000	2,751,354,000
Voting shares; unlimited shares authorized; 1 share issued and outstanding	1,000	1,000
Common shares; unlimited shares authorized; 34,787,500 shares issued and outstanding	1,209,835,000	1,209,835,000
Additional paid-in capital	15,119,000	2,991,000
Accumulated income (deficit)	(46,964,000)	(4,046,000)	69,055,000	290,940,000	677,556,000
Total equity	1,177,991,000	1,208,781,000	4,045,436,000	4,427,180,000	3,428,910,000
Total liabilities and equity	$ 1,187,706,000	$ 1,222,340,000	$ 11,219,825,000	$ 11,451,238,000	$ 7,928,854,000